Operating Lease Liabilities - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Operating Lease Liabilities [Abstract]
Operating lease, right-of-use assets	Operating lease, right-of-use assets	Operating lease, right-of-use assets
Operating lease right of use assets	$ 2	$ 2
Operating lease liabilities - current	Operating lease liabilities - current	Operating lease liabilities - current
Current operating lease liabilities	$ 2	$ 2
Operating lease liabilities	Operating lease liabilities	Operating lease liabilities
Non-current operating lease liabilities
Total operating lease liabilities	$ 2	$ 2